Label	Element	Value
Baird Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Baird Short‑Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays 1‑3 Year U.S. Government/Credit Bond Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•	U.S. government and other public‑sector entities

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Barclays 1‑3 Year U.S. Government/Credit Bond Index.  The duration of the Fund’s benchmark as of March 31, 2016 was 1.89 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than one year but less than three years during normal market conditions.  The Fund may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents.  The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks

The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks

A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds.   Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks

Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage ‑ and Asset ‑ Backed Debt Obligations Risks

Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk

Extension risk is the risk that debt  obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks

No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Debt obligations issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government‑sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.  In September 2008, at the direction of the Federal Housing Finance Agency (“FHFA”), an independent regulator, Fannie Mae and Freddie Mac were placed into conservatorship and they remain in such status as of the date of this Prospectus.  The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.

Liquidity Risks

Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks

Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks

The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Market Events

In response to the financial crisis that began in 2008, the Federal Reserve has taken extraordinary steps to support financial markets and the U.S. economy, including various bond buying or quantitative easing (QE) programs ( i.e., purchases of bonds in the open market by the Federal Reserve Board) as well as maintaining their policy interest rate at historically low levels.  More recently, the Federal Reserve has ended its QE bond buying program and raised its policy rate, the overnight Federal Funds rate, for the first time since 2008.  There is uncertainty regarding whether the Federal Reserve will continue to raise the Federal Funds rate, and if so, how quickly, as well as how the financial markets will react to these changes.  As a result, the markets remain in an elevated risk environment.  There is the potential that these changes could negatively affect financial markets and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, many of the above risks may be increased.  Continuing market problems may have adverse effects on the Fund.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2 nd quarter 2009	2.94%
Worst quarter:	3 rd quarter 2008	-2.11%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class, and the after-tax returns for the Investor Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for the Institutional Class, and the after‑tax returns for the Investor Class will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2015
Baird Short-Term Bond Fund | Barclays 1 ‑ 3 Year U.S. Government/Credit Bond Index Institutional Class Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays 1 ‑ 3 Year U.S. Government/Credit Bond Index Institutional Class Comparison (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
Baird Short-Term Bond Fund | Barclays 1 ‑ 3 Year U.S. Government/Credit Bond Index Investor Class Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays 1 ‑ 3 Year U.S. Government/Credit Bond Index Investor Class Comparison (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Baird Short-Term Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[1]
Baird Short-Term Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2006	rr_AnnualReturn2006	4.65%
Annual Return 2007	rr_AnnualReturn2007	6.08%
Annual Return 2008	rr_AnnualReturn2008	(1.79%)
Annual Return 2009	rr_AnnualReturn2009	8.14%
Annual Return 2010	rr_AnnualReturn2010	4.39%
Annual Return 2011	rr_AnnualReturn2011	2.08%
Annual Return 2012	rr_AnnualReturn2012	4.16%
Annual Return 2013	rr_AnnualReturn2013	1.33%
Annual Return 2014	rr_AnnualReturn2014	1.49%
Annual Return 2015	rr_AnnualReturn2015	0.89%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
Baird Short-Term Bond Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Baird Short-Term Bond Fund | Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.81%

[1]	The inception date of the Investor Class shares of the Short-Term Bond Fund was September 19, 2012.